Taxation - Movement in deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ (3,077)	£ (3,222)
Hyperinflation adjustment	1	(6)
Exchange adjustments	104
(Charge)/credit to income statement	39	114
(Charge)/credit to statement of comprehensive income	(1)	2
Credit directly to equity	1
Arising on business acquisitions/disposals		35
Ending balance	(2,933)	(3,077)
Accelerated capital allowances
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(93)	(94)
Hyperinflation adjustment		(3)
Exchange adjustments	4
(Charge)/credit to income statement	(13)	4
Ending balance	(102)	(93)
Intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(3,474)	(3,613)
Hyperinflation adjustment	1	(2)
Exchange adjustments	110	19
(Charge)/credit to income statement	45	87
Arising on business acquisitions/disposals		35
Ending balance	(3,318)	(3,474)
Pensions & other post-employment benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	23	32
Exchange adjustments	(1)	(1)
(Charge)/credit to income statement	(2)	(1)
(Charge)/credit to statement of comprehensive income	(6)	(7)
Ending balance	14	23
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	13	11
Exchange adjustments	(1)
(Charge)/credit to income statement	(3)	2
Ending balance	9	13
Intra-group profit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	110	175
Exchange adjustments	1	(11)
(Charge)/credit to income statement	2	(54)
Ending balance	113	110
Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	344	267
Hyperinflation adjustment		(1)
Exchange adjustments	(9)	(7)
(Charge)/credit to income statement	10	76
(Charge)/credit to statement of comprehensive income	5	9
Credit directly to equity	1
Ending balance	£ 351	£ 344